Document and Entity Information	Apr. 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 01, 2025
Entity Registrant Name	OneSpaWorld Holdings Limited
Entity Incorporation State Country Code	C5
Entity File Number	001-38843
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	Office Number 2
Entity Address Address Line 2	Pineapple Business Park
Entity Address Address Line 3	Airport Industrial Park
Entity Address Postal Zip Code	P.O. Box N-624
Entity Address City Or Town	Nassau
Entity Address Country	BS
City Area Code	242
Local Phone Number	322-2670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value (U.S.)$0.0001 per share
Trading Symbol	OSW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001758488